UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

Asset-Backed Securitizer

Report Pursuant to Section 15G of

The Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1(c)(3) under the Exchange Act (17 CFR 240.15Ga-1(c)(3))

Date of Report (Date of earliest event reported):

February 10, 2015

FCDB SLABS LLC

(Exact name of securitizer as specified in its charter)

025-00730	0001542410
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

James K. Noble III 212-798-6100

Name and telephone number, including area code, of the person to contact in connection with this filing

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

Pursuant to Rule 15Ga-1(c)(3), FCDB SLABS LLC, as securitizer (the “Securitizer”), is filing this Form ABS-15G to give notice of termination of its duty to file reports under Rule 15Ga-1.

February 10, 2015 was the date of the last payment on the last asset-backed security issued by the Securitizer.

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

FCDB SLABS LLC (Securitizer)

By:	/s/ Constantine M. Dakolias
Name:	Constantine M. Dakolias

Title:	President

Date: February 24, 2015